[LOGO] CMA(R)

CMA CALIFORNIA
MUNICIPAL MONEY FUND

Semi-Annual Report

September 30, 1998

[LOGO] Merrill Lynch

TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1998, CMA California Municipal Money Fund paid shareholders a net annualized yield of 2.87%.* As of September 30, 1998, the Fund's 7-day yield was 2.94%.

Economic Environment and Investment Strategy

During the month of August 1998, after a delay of more than six weeks, the Governor and legislature of the state of California finally passed a budget for fiscal year 1999. The state has not had a timely budget since 1993. Unlike past budget debates, which focused on the need to reduce spending and cut programs, this year's delay was the result of a dispute on how to spend the state's $4.4 billion budget surplus. The budget was delayed because Governor Wilson pressed for a reduction in motor vehicle license fees. Democratic legislators, on the other hand, advocated an increase in public school spending and increases in various social programs. Ultimately, Governor Wilson prevailed and implemented a reduction in motor vehicle fees and also increased funding to public education.

The lack of a formal budget agreement, in tandem with other technical factors, made investing for the Fund very difficult in the months of June and July. Traditionally, the state of California and its municipalities enter the market at this time to finance their budgetary needs for the year. SEC Rule 2a-7 diversification guidelines took effect on July 1, 1998, and the ensuing scramble for diversification of assets forced California securities to command high premiums, while yield spreads between the general market and California paper widened dramatically to as much as 100 basis points (1.00%). Compounding the problem was a "flight to quality," the result of investors seeking the safety of US Government securities, which caused all money fund assets to swell even more dramatically. Total assets in the tax-exempt money fund industry increased by $26.4 billion to $178 billion in the past year, while assets in the California tax-exempt money fund industry increased by more than $4.0 billion during the same period. Total assets of CMA California Municipal Money Fund increased by $250.0 million in the past 12 months.

Unfortunately, issuance of California municipal securities during the six-month period ended September 30, 1998 did not keep up with demand in the marketplace. The restructuring of many note issues sold in June and July to variable rate products further changed the dynamics of the marketplace and, consequently, provided us with very limited opportunities to extend our average portfolio maturity and further diversify the Fund. Our June purchase of $100 million of $850 million in Los Angeles County tax revenue anticipation notes allowed us to temporarily extend our average portfolio maturity, but with large cash inflows, this was quickly negated and

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

our average portfolio maturity fell to the mid 30-day range. However, in September, our inflows stabilized, and we were able to extend the average portfolio maturity to the mid 60-day range with the purchase of state of California revenue anticipation notes.

Unlike most of the year, when the yield curve provided little incentive to extend, we felt that market conditions necessitated an easing of short-term interest rates and that these purchases provided us with the opportunity to lock in yields while maintaining liquidity in the Fund. In addition, the introduction of supply into the market reduced the market premium for California securities and contributed to a restoration of more traditional yield spreads relative to other short-term tax-exempt securities. As in previous years, the introduction of supply into the market also forced yields on other instruments to rise, enabling us to further capitalize on this temporary event and further extend our portfolio maturity with our commercial paper holdings. These purchases proved to be fortuitous, since the Federal Reserve Board subsequently lowered the Federal Funds rate by 25 basis points in late September, and then reduced interest rates again in October by another 25 basis points. Consequently, our portfolio strategy in the past six months contributed to the Fund's strong performance relative to similar California tax-exempt funds, according to IBC's Money Fund Report.

In Conclusion

We thank you for your support of CMA California Municipal Money Fund, and we look forward to serving your investment needs in the future.


Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Helen M. Sheehan

Helen M. Sheehan
Vice President and Portfolio Manager

November 5, 1998

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998                  (IN THOUSANDS)

               Face                                                                                                Value
State          Amount                            Issue                                                           (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
California-- $   200    California Health Facilities Financing Authority Revenue Bonds, VRDN
98.5%                   (Pooled Loan Program), Series A, 3.60% due 6/01/2007 (a) ............................    $    200
               5,600    California Pollution Control Financing Authority, Environmental Improvement
                        Revenue Bonds (Atlantic Richfield Company Project), VRDN,
                        3.25% due 12/01/2032 (a) ............................................................       5,600
                        California Pollution Control Financing Authority, PCR, Refunding
                        (Pacific Gas and Electric):
              31,100           CP, Series E, 2.95% due 10/02/1998 ...........................................      31,100
               5,900           CP, Series E, 3.20% due 1/22/1999 ............................................       5,900
              30,000           VRDN, AMT, Series B, 4.10% due 11/01/2026 (a) ................................      30,000
              29,600           VRDN, AMT, Series C, 4.15% due 11/01/2026 (a) ................................      29,600
                        California Pollution Control Financing Authority, PCR (Southern
                        California Edison Co.):
               2,100           TECP, Series B, 3% due 10/01/1998 ............................................       2,100
              15,700           TECP, Series D, 2.70% due 10/02/1998 .........................................      15,700
               3,000           VRDN, Series A, 4.15% due 2/28/2008 (a) ......................................       3,000
              19,100           VRDN, Series D, 4.15% due 2/28/2008 (a) ......................................      19,100
                        California Pollution Control Financing Authority,
                        Resource Recovery Revenue Bonds, VRDN, AMT (a):
               4,000           (Atlantic Richfield Company Project), Series A, 4.20% due 12/01/2024 .........       4,000
              21,800           (Delano Project), 4.20% due 8/01/2019 ........................................      21,800
              15,100           (Delano Project), Series 1991, 4.20% due 8/01/2019 ...........................      15,100
               5,600           (Honey Lake Power Project), 4.20% due 9/01/2018 ..............................       5,600
              24,900           Refunding (Ultra Power Malaga Project), Series A, 4.20% due 4/01/2017 ........      24,900
               3,100           Refunding (Ultra Power Malaga Project), Series B, 4.20% due 4/01/2017 ........       3,100
              15,200           Refunding (Ultra Power Rocklin Project), Series A, 4.20% due 6/01/2017 .......      15,200
               5,100           Refunding (Ultra Power Rocklin Project), Series B, 4.20% due 6/01/2017 .......       5,100
               3,385    California Pollution Control Financing Authority, Solid Waste Disposal
                        Revenue Bonds (Edco Disposal Corporation Project), VRDN, AMT, Series A,
                        3.50% due 10/01/2016 (a) ............................................................       3,385
               4,400    California Pollution Control Financing Authority, Solid Waste Disposal
                        Revenue Bonds (Shell Martinez Refining), VRDN, AMT, 4.10%
                        due 10/01/2031 (a) ..................................................................       4,400
               1,000    California Pollution Control Financing Authority, Solid Waste Disposal
                        Revenue Bonds (Shell Oil Co. Martinez Project), VRDN, AMT, Series B,
                        4.10% due 12/01/2024 (a) ............................................................       1,000
              25,000    California Public Capital Improvements Financing
                        Authority Revenue Bonds (Pooled Loan Project), Series D,
                        3.45% due 12/15/1998 ................................................................      25,000
                        California State Economic Development Financing Authority, IDR, VRDN (a):
               4,000           (Harvel Plastics Inc. Project), 4.15% due 3/01/2010 ..........................       4,000
               5,000           (Kuhnash Properties/Arkay Project), AMT, 3.80% due 4/01/2017 .................       5,000

Portfolio Abbreviations for CMA California Municipal Money Fund

AMT    Alternative Minimum Tax (subject to)
COP    Certificates of Participation
CP     Commercial Paper
HFA    Housing Finance Agency
IDR    Industrial Development Revenue Bonds
M/F    Multi-Family
MSTR   Municipal Securities Trust Receipts
PCR    Pollution Control Revenue Bonds
RAN    Revenue Anticipation Notes
TECP   Tax-Exempt Commercial Paper
TRAN   Tax Revenue Anticipation Notes
UT     Unlimited Tax
VRDN   Variable Rate Demand Notes

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)      (IN THOUSANDS)

               Face                                                                                                Value
State          Amount                            Issue                                                           (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
California              California State Economic Development Financing Authority Revenue Bonds
(continued)             (Independent Systems Project), VRDN (a):
            $  4,000           Series A, 4% due 4/01/2008 ...................................................   $   4,000
               6,700           Series B, 4% due 4/01/2008 ...................................................       6,700
              95,000    California State, RAN, 4% due 6/30/1999 .............................................      95,587
                        California Statewide Community Development Authority,
                        M/F Revenue Bonds, VRDN, AMT (a):
              10,000           (Canyon Creeks Apartments), Series C, 3.50% due 6/15/2025 (f) ................      10,000
               3,660           (Greenback Manor Apartments), Series A, 3.65% due 2/01/2028 ..................       3,660
               4,200           (Kimberly Woods), Series B, 3.50% due 6/15/2025 (f) ..........................       4,200
              10,300    California Statewide Community Development Authority Solid Waste
                        Facilities Revenue Bonds (Chevron U.S.A. Inc. Project), VRDN, AMT,
                        4.15% due 12/15/2024 (a) ............................................................      10,300
             100,000    California Transportation Finance Authority, VRDN, 3.65%
                        due 10/01/2027 (a)(e)   .............................................................     100,000
                        Chula Vista, California, IDR, Refunding (San Diego Gas & Electric Co.),
                        VRDN, AMT (a):
              14,000           Series A, 4.10% due 3/01/2023 ................................................      14,000
              22,400           Series B, 4.20% due 12/01/2021 ...............................................      22,400
                        Chula Vista, California, IDR (San Diego Gas & Electric Co.), CP, AMT:
              20,000           Series D, 3% due 10/02/1998 ..................................................      20,000
              20,000           Series E, 3% due 10/02/1998 ..................................................      20,000
              10,000           Series E, 3.60% due 10/13/1998 ...............................................      10,000
                        Contra Costa, California, Water District, CP, Series A:
              10,000           2.95% due 10/01/1998 .........................................................      10,000
               7,000           3.40% due 10/16/1998 .........................................................       7,000
              15,525    Contra Costa, California, Water District Revenue Bonds, MSTR, VRDN,
                        Series SGA-24, 3.95% due 10/01/2019 (a)(b) ..........................................      15,525
              25,000    Contra Costa County, California, TRAN, MSTR, Series 58, 3.57% due 10/05/1998 ........      25,000
               5,800    Dublin, California, M/F Housing Authority Revenue Bonds, VRDN, Series A,
                        AMT, 3.20% due 6/01/2028 (a) ........................................................       5,800
                        Eagle Tax-Exempt Trust, VRDN(a):
              14,220           California HFA Mortgage Revenue Bonds, Series 1994 C-6, 3.92%
                               due 8/01/2017 ................................................................      14,220
              16,355           California HFA Mortgage Revenue Bonds, Series 1994 C-7, 3.92%
                               due 8/01/2023 ................................................................      16,355
               9,300           California State, Series 97-C, 3.92% due 11/01/2020 ..........................       9,300
               2,660           Series 94, 3.92% due 9/01/2003 ...............................................       2,660
              10,390           Series S94-97, 3.92% due 2/01/2006 ...........................................      10,390
                        East Bay, California, Municipal Utility District, Wastewater Treatment
                        System Revenue Bonds, CP:
              16,400           3.15% due 1/21/1999 ..........................................................      16,400
              18,600           3.20% due 1/22/1999 ..........................................................      18,600
               7,050    Fontana, California, M/F Housing Revenue Bonds (Springtime Apartments
                        Project), VRDN, Series A, 3.90% due 12/01/2016 (a) ..................................       7,050
              12,150    Fremont, California, Unified School District (Alameda County), MSTR,
                        VRDN, UT, Series SGA-37, 3.95% due 8/01/2020 (a)(b) .................................      12,150
               9,000    Fremont, California, Unified School District (Alameda County), TRAN,
                        4% due 7/30/1999 ....................................................................       9,029
               6,620    Highland, California, Redevelopment Agency, M/F Housing Revenue Bonds
                        (Jeffery Court Senior Apartments), VRDN, 3.75% due 3/01/2028 (a) ....................       6,620
              20,000    Kern County, California, Superintendent of Schools, COP, VRDN, Series A,
                        3.85% due 12/01/2021 (a) ............................................................      20,000

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)      (IN THOUSANDS)

               Face                                                                                                Value
State          Amount                            Issue                                                           (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
California  $ 18,730    Loma Linda, California, M/F Housing Revenue Bonds (Loma Linda Springs
(continued)                    Apartments), VRDN, 3.75% due 7/01/2019 (a) ...................................   $  18,730
                        Long Beach, California, Harbor Revenue Bonds, CP, AMT, Series A:
              17,000           3% due 10/02/1998 ............................................................      17,000
              16,500           3.05% due 10/02/1998 .........................................................      16,500
                        Long Beach, California, TRAN:
              25,000           4.50% due 10/08/1998 .........................................................      25,004
               8,500           4% due 10/05/1999 ............................................................       8,569
               3,000    Los Angeles, California, Department of Airports, Airport Revenue
                        Municipal Trust Bonds, VRDN, AMT, Series SG-61, 3.95%
                        due 5/15/2020 (a)(c) ................................................................       3,000
                        Los Angeles, California, Department of Water and Power Revenue Bonds, CP:
              27,700           2.75% due 10/01/1998 .........................................................      27,700
              30,300           2.95% due 10/01/1998 .........................................................      30,300
              20,000           2.70% due 10/02/1998 .........................................................      20,000
                        Los Angeles, California, Department of Water and Power
                        Revenue Bonds (Electric Plant), MSTR, VRDN (a):
               4,075           Series SGA-4, 3.95% due 11/15/2019 ...........................................       4,075
               4,005           Series SGA-6, 3.95% due 11/15/2019 ...........................................       4,005
               5,000    Los Angeles, California, Harbor Department Revenue Bonds, VRDN, AMT,
                        Series SG-59, 3.95% due 8/01/2026 (a)(b) ............................................       5,000
               7,200    Los Angeles, California, M/F Housing Revenue Bonds (Casden Project), VRDN,
                        Series K, 3.33% due 7/01/2010 (a) ...................................................       7,200
               8,600    Los Angeles, California, Unified School District, UT, Series B, 4.25%
                        due 7/01/1999 (c) ...................................................................       8,650
              12,445    Los Angeles, California, Unified School District, TRAN, Series B, 4.50%
                        due 10/01/1998 ......................................................................      12,445
                        Los Angeles, California, Wastewater System Revenue Bonds, CP:
              15,000           3.15% due 10/01/1998 .........................................................      15,000
               5,400           2.70% due 10/02/1998 .........................................................       5,400
              10,000           3.20% due 1/20/1999 ..........................................................      10,000
              13,300    Los Angeles, California, Wastewater System Revenue Bonds, VRDN, Series A-67,
                        25% due 6/01/2028 (a) ...............................................................      13,300
                        Los Angeles County, California, Capital Asset Leasing Corporation,
                        Leasehold Revenue Bonds, CP:
               6,500           2.75% due 10/01/1998 .........................................................       6,500
               7,000           2.90% due 10/02/1998 .........................................................       7,000
              21,330           2.95% due 10/02/1998 .........................................................      21,330
              38,475    Los Angeles County, California, Metropolitan Transportation Authority
                        Revenue Bonds, MSTR, VRDN, Series SGB-1, 3.97% due 7/01/2025 (a)(e) .................      38,475
              16,000    Los Angeles County, California, Metropolitan Transportation Authority
                        Revenue Bonds, VRDN, Series SGB-2, 3.97% due 7/01/2021 (a)(e) .......................      16,000
                        Los Angeles County, California, Metropolitan Transportation Authority,
                        Sales Tax Revenue Bonds, VRDN (a):
               6,000           Series SG-46, 3.93% due 7/01/2017 (d) ........................................       6,000
              50,820           Series SG-55, 3.93% due 7/01/2018 (b) ........................................      50,820
               5,700    Los Angeles County, California, M/F Housing Revenue Bonds (Park Sierra
                        Project), VRDN, AMT, 3.35% due 12/01/2008 (a) .......................................       5,700
               1,000    Los Angeles County, California, Public Works Financing Authority, Lease
                        Revenue Refunding Bonds (Master Refunding Project), Series A, 4%
                        due 3/01/1999 (e) ...................................................................       1,002
             109,000    Los Angeles County, California, TRAN, Series A, 4.50% due 6/30/1999 .................     109,666

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)      (IN THOUSANDS)

               Face                                                                                                Value
State          Amount                            Issue                                                           (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
California              Metropolitan Water District (Southern California), CP, Series B:
(continued) $  7,400           2.95% due 10/01/1998 .........................................................   $   7,400
              21,800           3.25% due 10/01/1998 .........................................................      21,800
              13,000           2.95% due 10/02/1998 .........................................................      13,000
               7,500           3.25% due 11/06/1998 .........................................................       7,500
               1,600           3.20% due 1/22/1999 ..........................................................       1,600
              14,620    Metropolitan Water District (Southern California), Waterworks Revenue
                        Bonds, MSTR, VRDN, Series SGA-14, 3.95% due 7/01/2021 (a)(b) ........................      14,620
               7,435    Monrovia, California, Unified School District, MSTR, VRDN, Series 1997,
                        SGA-70, 3.95% due 8/01/2022 (a)(b) ..................................................       7,435
              21,150    Northern California Power Agency, Public Revenue Bonds, Series A-42,
                        VRDN, 4.35% due 7/01/2032 (a) .......................................................      21,150
              41,000    Oakland, California, TRAN, 4.05% due 9/30/1999 ......................................      41,000
               5,000    Pittsburg, California, Mortgage Obligations, Refunding, VRDN, Series A,
                        3.90% due 12/30/2031 (a) ............................................................       5,000
              13,570    Port Oakland, California, Port Revenue Bonds, MSTR, VRDN, AMT,
                        Series SG-112, 3.35% due 11/01/2025 (a)(b) ..........................................      13,570
               7,340    Redlands, California, COP, Refunding (Sewer Facilities Project), VRDN,
                        3.40% due 9/01/2017 (a)(c) ..........................................................       7,340
               3,150    Redlands, California, M/F Housing Revenue Bonds (Orange
                        Village Apartments Project), VRDN, AMT, Series A, 3.50% due 8/01/2018 (a) ...........       3,150
                        Regents of the University of California, CP:
              20,000           2.95% due 10/01/1998 .........................................................      20,000
              29,000           3% due 10/01/1998 ............................................................      29,000
              10,000           2.70% due 10/02/1998 .........................................................      10,000
              34,500           3.40% due 10/16/1998 .........................................................      34,500
               9,400           3.20% due 12/10/1998 .........................................................       9,400
               9,970    Riverside County, California, School Financing Authority, RAN, 4.50%
                        due 10/01/1998 ......................................................................       9,970
               8,500    Riverside County, California, TRAN, 4.50% due 9/30/1999 .............................       8,589
              20,000    Sacramento, California, City Unified School District, TRAN, 4.25%
                        due 12/01/1998 ......................................................................      20,015
                        Sacramento, California, Municipal Utility District, Electrical Revenue
                        Bonds, VRDN (a):
               9,400           MSTR, Series SGA-5, 3.95% due 11/15/2006 .....................................       9,400
               5,760           Series SGB-4, 3.97% due 8/15/2021 (d) ........................................       5,760
              25,000    Sacramento County, California, MSTR, Series 60, TRAN, 3.57% due 10/06/1998 ..........      25,000
               5,900    San Bernardino County, California, Residential Mortgage Revenue Refunding
                        Bonds (Ramona Garden), VRDN, Series A, 3.70% due 2/01/2017 (a) ......................       5,900
               7,000    San Diego, California, Sewer Revenue Bonds, VRDN, Series SG-14, 3.90%
                        due 5/15/2020 (a)(b) ................................................................       7,000
               5,300    San Diego, California, TRAN, Series A, 4.50% due 9/30/1999 ..........................       5,356
                        San Diego, California, Unified School District, TRAN:
               4,200           Series A, 4.50% due 10/01/1999 ...............................................       4,244
               3,000           Series B, 4.75% due 1/29/1999 ................................................       3,011
                        San Francisco, California, City and County Airports Commission
                        (San Francisco International Airport), VRDN (a):
               3,800           MSTR, AMT, Series SGA-56, 4% due 5/01/2026 (b) ...............................       3,800
              28,005           MSTR, AMT, Series SG-115, 3.35% due 5/01/2020 ................................      28,005
              16,555           MSTR, AMT, Series SG-116, 3.35% due 5/01/2026 ................................      16,555
              18,590           MSTR, Series SG-113, 3.30% due 5/01/2026 (c) .................................      18,590
               3,645           Series SG-88, 3.90% due 5/01/2021 (c) ........................................       3,645
               1,000    San Francisco, California, City and County Public Safety Improvement Projects,
                        UT, Series C, 8% due 6/15/1999 ......................................................       1,031

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1998 (CONTINUED)      (IN THOUSANDS)

               Face                                                                                                Value
State          Amount                            Issue                                                           (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
California  $ 13,000    San Jose, California, M/F Housing Revenue Bonds (Siena at Renaissance),
(concluded)             VRDN, Series A, 3.55% due 12/01/2029 (a) ............................................   $  13,000
               2,000    San Jose-Santa Clara, California, Water Financing Authority, Sewer Revenue
                        Bonds, VRDN, Series SG-49, 3.90% due 11/15/2020 (a)(c) ..............................       2,000
               5,400    Santa Barbara County, California, TRAN, Series A, 4.50% due 10/01/1998 ..............       5,400
                        Santa Clara County, California, TRAN:
               8,690           4.75% due 10/01/1998 .........................................................       8,690
               2,500           4.50% due 10/01/1999 .........................................................       2,532
               8,315    Santa Cruz County, California, Public Financing Authority, MSTR, VRDN,
                        Series SG-23, 3.93% due 9/01/2023 (a)(b) ............................................       8,315
               5,225    Santa Rosa, California, M/F Housing Revenue Bonds (Oak Creek Apartments
                        Project), VRDN, AMT, Series A, 3.35% due 6/01/2018 (a) ..............................       5,225
               3,550    Simi Valley, California, Community Redevelopment Agency, M/F Housing
                        Revenue Bonds (Ashlee Manor Project), VRDN, AMT, Series A, 3.90%
                        due 10/01/2017 (a) ..................................................................       3,550
              12,000    Simi Valley, California, M/F Housing Revenue Bonds (Shadowridge
                        Apartments), VRDN, 3.90% due 9/01/2019 (a) ..........................................      12,000
               6,765    Southern California Public Power Authority, Power Project Revenue Bonds,
                        MSTR, VRDN, Series SG-35, 3.90% due 7/01/2012 (a)(d) ................................       6,765
               1,300    Southern California Public Power Authority, Power Project Revenue
                        Refunding Bonds (Sub-Palo Verde Project), VRDN, Series C, 3.30% due
                        07/01/2017 (a)(d) ...................................................................       1,300
               5,000    Southern California Public Power Authority, Transmission Project Revenue
                        funding (Southern Transmission), VRDN, Series A, 4% due 7/01/1999 (a)(b) ............       5,012
                        State of California, CP:
               3,500           3.15% due 10/01/1998 .........................................................       3,500
              12,000           3.25% due 10/01/1998 .........................................................      12,000
              10,000           3.25% due 12/01/1998 .........................................................      10,000
              36,000           3.20% due 12/09/1998 .........................................................      36,000
               5,500           3.25% due 12/11/1998 .........................................................       5,500
              25,000           3.20% due 12/16/1998 .........................................................      25,000
              10,900           3.25% due 12/17/1998 .........................................................      10,900
               5,500           3.25% due 12/18/1998 .........................................................       5,500
               4,500           3.25% due 12/22/1998 .........................................................       4,500
-------------------------------------------------------------------------------------------------------------------------
Puerto Rico-            Puerto Rico Commonwealth, Government Development Bank Revenue Bonds:
3.7%          17,200           3% due 10/01/1998 ............................................................      17,200
               2,926           3.15% due 10/01/1998 .........................................................       2,926
              12,758           3.20% due 10/15/1998 .........................................................      12,758
               3,000           3.50% due 10/19/1998 .........................................................       3,000
               7,500           3.25% due 12/07/1998 .........................................................       7,500
               8,143           3.15% due 12/10/1998 .........................................................       8,143
               8,664           3.20% due 12/10/1998 .........................................................       8,664
              11,800    Puerto Rico, Electric Power Authority, Power Revenue Bonds, MSTR, VRDN,
                        Series SGA-44, 3.87% due 7/01/2023 (a) ..............................................      11,800
-------------------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost--$2,023,218*)--102.2% .......................................   2,023,218
                        Liabilities in Excess of Other Assets--(2.2%) .......................................     (42,872)
                                                                                                               ----------
                        Net Assets--100.0% ..................................................................  $1,980,346
                                                                                                               ==========
=========================================================================================================================

(a) The interest rate is subject to change periodically based on certain indexes. The interest rate shown is the interest rate in effect at September 30, 1998.

(b)   MBIA Insured.

(c)   FGIC Insured.

(d)   AMBAC Insured.

(e)   FSA Insured.

(f)   FNMA Collateralized.

*     Cost for Federal income tax purposes.

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1998

Assets:
Investments, at value (identified cost--$2,023,218,108) (Note 1a) ....                      $ 2,023,218,108
Cash .................................................................                               97,873
Receivables:
  Securities sold ....................................................   $   (50,841,643
  Interest ...........................................................        11,230,708         62,072,351
                                                                         ---------------
Prepaid registration fees and other assets (Note 1d) .................                              501,767
                                                                                            ---------------
Total assets .........................................................                        2,085,890,099
                                                                                            ---------------
Liabilities:
Payables:
  Securities purchased ...............................................       104,156,120
  Investment adviser (Note 2) ........................................           718,346
  Distributor (Note 2) ...............................................           489,412
  Beneficial interest redeemed .......................................             2,319        105,366,197
                                                                         ---------------
Accrued expenses and other liabilities ...............................                              178,375
                                                                                            ---------------
Total liabilities ....................................................                          105,544,572
                                                                                            ---------------
Net Assets ...........................................................                      $ 1,980,345,527
                                                                                            ===============

Net Assets Consist of:
Shares of beneficial interest, $0.10 par value, unlimited number of
shares authorized ....................................................                       $2,198,131,973
Paid-in capital in excess of par .....................................                        1,783,186,098
Accumulated realized capital losses--net (Note 4) ....................                             (972,544)
                                                                                            ---------------
Net Assets--Equivalent to $1.00 per share based on 1,981,319,729
shares of beneficial interest outstanding ............................                       $1,980,345,527
                                                                                            ===============

See Notes to Financial Statements.


CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998

Investment Income (Note 1c):
Interest and amortization of premium and discount earned ...   $ 34,824,605
Expenses:
Investment advisory fees (Note 2) ..........................   $  4,241,840
Distribution fees (Note 2) .................................      1,260,467
Transfer agent fees (Note 2) ...............................        107,875
Accounting services (Note 2) ...............................         73,245
Registration fees (Note 1d) ................................         72,917
Custodian fees .............................................         47,091
Printing and shareholder reports ...........................         32,151
Professional fees ..........................................         30,706
Pricing fees ...............................................          8,385
Trustees' fees and expenses ................................          6,282
Other ......................................................          8,664
                                                               ------------
Total expenses .............................................                      5,889,623
                                                                               ------------
Investment income--net .....................................                     28,934,982
Realized Loss on Investments--Net (Note 1c) ................                        (14,396)
                                                                               ------------
Net Increase in Net Assets Resulting from Operations .......                   $ 28,920,586
                                                                               ============

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            For the            For the
                                                                          Six Months            Year
                                                                             Ended              Ended
                                                                         September 30,        March 31,
Increase (Decrease) in Net Assets:                                           1998               1998
--------------------------------------------------------------------------------------------------------
Operations:
Investment income--net ............................................   $    28,934,982    $    52,482,352
Realized loss on investments--net .................................           (14,396)           (44,912)
                                                                      ---------------    ---------------
Net increase in net assets resulting from operations ..............        28,920,586         52,437,440
                                                                      ---------------    ---------------
Dividends to Shareholders (Note 1e):
Investment income--net ............................................       (28,934,982)       (52,480,433)
                                                                      ---------------    ---------------
Net decrease in net assets resulting from dividends to shareholders       (28,934,982)       (52,480,433)
                                                                      ---------------    ---------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares ..................................     4,279,579,312      7,751,865,673
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e) ...............................................        28,935,656         52,479,878
                                                                      ---------------    ---------------
                                                                        4,308,514,968      7,804,345,551
Cost of shares redeemed ...........................................    (4,333,817,877)    (7,364,441,995)
                                                                      ---------------    ---------------
Net increase (decrease) in net assets derived from beneficial
interest transactions .............................................       (25,302,909)       439,903,556
                                                                      ---------------    ---------------
Net Assets:
Total increase (decrease) in net assets ...........................       (25,317,305)       439,860,563
Beginning of period ...............................................     2,005,662,832      1,565,802,269
                                                                      ---------------    ---------------
End of period .....................................................   $ 1,980,345,527    $ 2,005,662,832
                                                                      ===============    ===============

See Notes to Financial Statements.


CMA CALIFORNIA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have        For the
been derived from information provided in the     Six Months
financial statements.                                Ended                    For the Year Ended March 31,
                                                 September 30,  --------------------------------------------------------
Increase (Decrease) in Net Asset Value:              1998            1998          1997           1996          1995
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period .....       $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                                 ----------      ----------     ----------     ----------     ----------
Investment income--net ...................              .01             .03            .03            .03            .03
                                                 ----------      ----------     ----------     ----------     ----------
Total from investment operations .........              .01             .03            .03            .03            .03
                                                 ----------      ----------     ----------     ----------     ----------
Less dividends from investment income--net             (.01)           (.03)          (.03)          (.03)          (.03)
                                                 ----------      ----------     ----------     ----------     ----------
Net asset value, end of period ...........       $     1.00      $     1.00     $     1.00     $     1.00     $     1.00
                                                 ==========      ==========     ==========     ==========     ==========
Total Investment Return ..................             2.87%*          3.06%          2.90%          3.15%          2.66%
                                                 ==========      ==========     ==========     ==========     ==========
Ratios to Average Net Assets:
Expenses .................................              .58%*           .59%           .60%           .64%           .63%
                                                 ==========      ==========     ==========     ==========     ==========
Investment income--net ...................             2.85%*          3.00%          2.85%          3.11%          2.62%
                                                 ==========      ==========     ==========     ==========     ==========
Supplemental Data:
Net assets, end of period (in thousands) .       $1,980,346      $2,005,663     $1,565,802     $1,421,140     $1,168,234
                                                 ==========      ==========     ==========     ==========     ==========

*     Annualized.

      See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA California Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to share- holders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carry forward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: 0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the

CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

annual rate of 0.125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares purchased and redeemed during the period corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:

At March 31, 1998, the Fund had a net capital loss carryforward of approximately $951,000, of which $433,000 expires in 2002, $476,000 expires in 2003 and
$42,000 expires in 2006. This amount will be available to offset a like amount of any future taxable gains.

CMA CALIFORNIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Arthur Zeikel--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Terry K. Glenn--Executive Vice President
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Donald C. Burke--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Gerald M. Richard--Treasurer
Robert Harris--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.

CMA California
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                                            #11211--9/98

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